Investment Objectives and Goals	Dec. 16, 2024
Invesco FTSE RAFI US 1500 Small-Mid ETF | Invesco FTSE RAFI US 1500 Small-Mid ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco FTSE RAFI US 1500 Small-Mid ETF
Objective, Primary [Text Block]	3.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.
Invesco FTSE RAFI US 1000 ETF | Invesco FTSE RAFI US 1000 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco FTSE RAFI US 1000 ETF
Objective, Primary [Text Block]	3.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.